Stockholders' Equity (Deficit)- Additional Information (Details) - $ / shares	12 Months Ended
	Dec. 31, 2021	Mar. 04, 2021	Mar. 01, 2021	Jan. 14, 2021	Dec. 31, 2020
Class Of Stock [Line Items]
Preferred stock, authorized	5,000,000				5,000,000
Preferred stock, par value	$ 0.0001				$ 0.0001
Preferred stock, shares issued	0				0
Preferred stock, Outstanding	0				0
Stock split, description	The Class B ordinary shares will automatically convert into Class A ordinary shares concurrently with or immediately following the consummation of the initial Business Combination on a one-for-one basis, subject to adjustment for share sub-divisions, share capitalizations, reorganizations, recapitalizations and the like, and subject to further adjustment as provided herein.
Class A Ordinary Shares
Class Of Stock [Line Items]
Ordinary shares, authorized	500,000,000				500,000,000
Ordinary shares, par value	$ 0.0001				$ 0.0001
Ordinary shares, issued	34,500,000				0
Ordinary shares, outstanding	34,500,000				0
Class B Ordinary Shares
Class Of Stock [Line Items]
Ordinary shares, authorized	50,000,000				50,000,000
Ordinary shares, par value	$ 0.0001				$ 0.0001
Ordinary shares, outstanding	8,625,000	8,625,000	8,625,000	7,187,500	8,625,000
Ordinary shares, issued	8,625,000				8,625,000
Ordinary shares, outstanding	8,625,000				8,625,000